WBI BullBear Yield 3000 ETF
Schedule of Investments
September 30, 2023 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 95.3%
	Automobiles & Components - 4.3%
22,872	Autoliv, Inc.	$2,206,691
	Capital Goods - 2.7%
5,000	Caterpillar, Inc.	1,365,000
	Consumer Discretionary Distribution & Retail - 4.2%
48,775	eBay, Inc. +	2,150,490
	Consumer Services - 5.1%
60,374	H&R Block, Inc. +	2,599,704
	Energy - 27.2%
61,394	Baker Hughes Co.	2,168,436
89,319	Coterra Energy, Inc. +	2,416,079
53,997	Halliburton Company	2,186,879
38,539	ONEOK, Inc.	2,444,529
10,737	Pioneer Natural Resources Co.	2,464,678
68,060	The Williams Companies, Inc.	2,292,941
		13,973,542
	Financial Services - 4.5%
25,936	Apollo Global Management, Inc.	2,328,015
	Health Care Equipment & Services - 3.9%
23,215	Cardinal Health, Inc.	2,015,526
	Insurance - 20.1%
22,392	Aflac, Inc.	1,718,586
12,327	Assurant, Inc.	1,769,911
51,854	CNA Financial Corp.	2,040,455
33,196	MetLife, Inc.	2,088,360
24,676	Prudential Financial, Inc.	2,341,506
7,901	Unum Group	388,650
		10,347,468
	Media & Entertainment - 7.9%
15,787	Alphabet, Inc. - Class A (a)	2,065,887
45,345	Comcast Corp. - Class A	2,010,597
		4,076,484
	Software & Services - 3.0%
4,899	Microsoft Corp.	1,546,859
	Technology Hardware & Equipment - 4.2%
124,625	Hewlett Packard Enterprise Co.	2,164,736
	Transportation - 8.2%
70,434	CSX Corp.	2,165,846
7,737	FedEx Corp.	2,049,687
		4,215,533
	TOTAL COMMON STOCKS (Cost $49,181,498)	48,990,048

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENT - 10.9%
5,576,498	U.S. Bank Money Market Deposit Account, 3.27%	5,576,498
	TOTAL SHORT TERM INVESTMENT (Cost $5,576,498)	5,576,498

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
3,249,320	Mount Vernon Liquid Assets Portfolio, 5.58% (b)(c)	3,249,320
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,249,320)	3,249,320

	TOTAL INVESTMENTS - 112.5% (Cost $58,007,316)	57,815,866
	Liabilities in Excess of Other Assets - (12.5)%	(6,437,335)
	NET ASSETS - 100.0%	$51,378,531

+	All or portion of this security is on loan as of September 30, 2023. Total value of securities on loan is $3,164,683.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of September 30, 2023.
(c)	Privately offered liquidity fund.

The accompanying notes are an integral part of these schedules of investments.